Commitments and Contingencies (Details) - Schedule of total minimum lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of total minimum lease payments [Abstract]
2022	$ 776
2023	788
2024	811
2025	590
2026	140
Thereafter
Total minimum lease	$ 3,105